THE ADVISORS' INNER CIRCLE FUND

                           FMA SMALL COMPANY PORTFOLIO

                          SUPPLEMENT DATED MAY 5, 2008
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


The following information is added as the third sentence in the paragraph beneath the subheading "Minimum Investments" on page 6 of the Prospectus.

         The Fund reserves the right to waive the minimum initial investment or minimum subsequent investment amounts in its sole discretion.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                FMA-SK-011-0100